Transactions With Directors and Other Key Management Personnel (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Remuneration of the Directors and Other Key Management Personnel
The remuneration of the Directors and Other Key Management Personnel of the Santander UK group is set out in aggregate below.

	2019	2018	2017
Directors’ remuneration	£	£	£
Salaries and fees	5,025,665	5,028,434	4,406,908
Performance-related payments (1)	3,864,965	5,194,317	3,685,464
Other fixed remuneration (pension and other allowances & non-cash benefits)	1,367,069	1,467,011	1,580,321
Expenses	42,526	25,198	96,358

Total remuneration	10,300,225	11,714,960	9,769,051

	2019	2018	2017
Directors’ and Other Key Management Personnel compensation	£	£	£
Short-term employee benefits (2)	21,925,975	24,445,189	24,642,085
Post-employment benefits (3)	3,590,466	2,399,261	2,292,857

Total Compensation	25,516,441	26,844,450	26,934,942

(1)	In line with the Code, a proportion of the performance-related payment was deferred. Further details can be found in Note 35.
(2)
There were no
buy-outs
of deferred performance-related payments in 2019. 2018 and 2017 exclude grants of shares in Banco Santander SA made as buy-outs
of deferred performance-related payments of shares in connection with previous employment for five individuals (2018: 189,381; 2017: 603,614). 2018 and 2017 exclude payments made as buy-outs
of deferred performance-related payments in connection with previous employment for one individual (2018: £266,667 for one individual; 2017: £52,100 for one individual).

(3)	Termination payments of £1,076,435 were paid in 2019 to one key management persons (2018: £847,388 for two individuals; 2017: £nil).

Summary of Transactions with Directors, Other Key Management Personnel
Directors, Other Key Management Personnel (Defined as the Executive Committee of Santander UK plc who served during the year) and their connected persons have undertaken the following transactions with the Santander UK group in the ordinary course of business.

	2019		2018
	No.	£000	No.	£000
Secured loans, unsecured loans and overdrafts
At 1 January	16	3,035	7	1,216
Net movements	2	1,885	9	1,819

At 31 December	18	4,920	16	3,035

Deposit, bank and instant access accounts and investments
At 1 January	30	10,963	25	13,184
Net movements	2	1,012	5	(2,221)

At 31 December	32	11,975	30	10,963